Advances for Vessel Acquisition and Vessels under Construction, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 39,902	$ 122,307
Advances paid, including capitalized expense and interest	118,990	136,902
Assets purchase cancelation		(32,412)
Transferred to vessel cost	(82,593)	(186,895)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 76,299	$ 39,902